Dec. 30, 2014
Retail | Tax-Exempt Fund
Supplement to the
Fidelity® Tax-Free Money Market Fund
December 30, 2014
Prospectus

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3 and updates information contained in the "Fund Services - Fund Management" section.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.22%
Total annual operating expenses	0.47%
Fee waiver and/or expense reimbursementA	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.45%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 46
3 years	$ 144
5 years	$ 255
10 years	$ 584